INCOME TAXES - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income taxes [Abstract]
Income tax expense (benefit)	€ 363,043	€ 344,897	€ 238,472
Effective tax rate	19.20%	21.50%	20.20%
Italian Regional Income Tax (IRAP)	€ 50,408	€ 48,912	€ 39,446
IRAP applicable tax rate (percent)	3.90%	3.90%	3.90%
Aggregate amount of temporary differences related to remaining distributable earnings of subsidiaries	€ 286,653	€ 251,029